Segmentation of key figures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total assets	$ 132,059	$ 118,370
Total liabilities	(75,393)	(62,819)
Total equity	56,666	55,551		$ 78,692
Net debt	24,481	15,938
Net operating assets	81,147	71,489
Property, plant and equipment	12,263	12,069
Additions to property, plant and equipment	1,265	1,474
Right-of-use assets	1,676	1,677	$ 1,554
Additions to right-of-use assets	346	537
Intangible assets and goodwill	66,808	55,311
Additions to intangible assets and goodwill	1,425	767
Investments in associated companies	9,632	8,644
Additions to investment in associated companies	31	55
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	11,563	11,446
Financial debts and derivative instruments	36,044	27,384			$ 28,532
Current income tax and deferred tax liabilities	9,880	8,061
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Total assets	83,112	71,225
Total liabilities	(15,472)	(15,332)
Net operating assets	67,640	55,893
Property, plant and equipment	9,863	9,632
Additions to property, plant and equipment	926	1,114
Right-of-use assets	1,489	1,487
Additions to right-of-use assets	264	454
Intangible assets and goodwill	56,839	46,336
Additions to intangible assets and goodwill	1,235	647
Investments in associated companies	194	128
Additions to investment in associated companies	24	44
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Total assets	16,825	16,468
Total liabilities	(3,786)	(3,804)
Net operating assets	13,039	12,664
Property, plant and equipment	1,849	1,888
Additions to property, plant and equipment	229	217
Right-of-use assets	133	136
Additions to right-of-use assets	67	49
Intangible assets and goodwill	9,817	8,892
Additions to intangible assets and goodwill	105	68
Investments in associated companies	8	7
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Total assets	32,122	30,677
Total liabilities	(56,135)	(43,683)
Net debt	24,481	15,938
Net operating assets	468	2,932
Property, plant and equipment	551	549
Additions to property, plant and equipment	110	143
Right-of-use assets	54	54
Additions to right-of-use assets	15	34
Intangible assets and goodwill	152	83
Additions to intangible assets and goodwill	85	52
Investments in associated companies	9,430	8,509
Additions to investment in associated companies	7	11
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	11,563	11,446
Financial debts and derivative instruments	36,044	27,384
Current income tax and deferred tax liabilities	$ 9,880	$ 8,061